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JAMES M. ODLAND                                                 [RELIASTAR LOGO]
Counsel                                               [Northern Life LETTERHEAD]

Phone (612) 342-7631
Fax (612) 342-7531



April 26, 2000



U.S. Securities and Exchange Commission
450 Fifth Street Northwest
Washington, D.C. 20549-1004

Attention: Filing Desk

RE:      Separate Account One of Northern Life Insurance Company
         SEC File No. 33-90474
         CIK No.   0000942323

Dear Sir or Madam:

In accordance with the provisions of Securities Act Rule 497(j), this letter serves to certify that the most recent amendment to the registration statement on Form N-4 for the above-captioned Registrant does not differ from that which would have been filed pursuant to Rule 497(c) of the Securities Act. Post-Effective Amendment No. 10 to the registration statement, which was the most recent amendment to the registration statement, was filed electronically with the Commission on April 24, 2000 and will become effective on May 1, 2000.

Sincerely,

Separate Account One of Northern Life Insurance Company



By:      /s/ James M. Odland
         -------------------
         James M. Odland
         Counsel